Recapitalization	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Recapitalization [Abstract]
RECAPITALIZATION

NOTE 3: RECAPITALIZATION

As discussed in Note 1, “Organization and Basis of Presentation,” on December 6, 2024, the Company completed the Business Combination contemplated by the Business Combination Agreement dated January 3, 2024, by and among ROCL, the Merger Sub, and NEW ERA.

At the Closing, pursuant to the Business Combination Agreement and after giving effect to the redemption of shares of ROCL common stock:

1.	The total consideration paid at the Closing (the “Merger Consideration”) by ROCL to New Era Helium Corp. security holders was 8,916,625 shares of common stock of Holdings.

2.	Each share of Merger Sub common stock, par value $0.0001 per share (“Merger Sub Common Stock”), issued and outstanding immediately prior to the Effective Time (as defined in the Business Combination Agreement) was converted into one newly issued share of the Company’s common stock.

Following the filing of the Articles of Merger with the Secretary of State of the State of Nevada, ROCL merged with and into Holdings, with Holdings as the surviving company of the Initial Merger. Following the filing of the Articles of Merger with the Secretary of State of the State of Nevada, Merger Sub merged with and into with New Era Helium Corp. as the surviving corporation of the Business Combination, effective December 6, 2024. Thus, New Era Helium Corp. became a wholly owned subsidiary of ROCL. In connection with the Business Combination, Holdings changed its name to “New Era Helium, Inc.”

Although ROCL was the legal acquirer of NEW ERA in the merger, NEW ERA is deemed to be the accounting acquirer, and the historical financial statements of NEW ERA became the basis for the historical financial statements of the Company upon the closing of the merger. NEW ERA was determined to be the accounting acquirer based on an evaluation of the following facts and circumstances:

●	NEW ERA’s current shareholders have a majority of the voting power in the combined company;

●	NEW ERA’s existing stockholders have the ability to control decisions regarding election and removal of directors and officers of the combined company;

●	NEW ERA is the larger entity in terms of substantive operations and employee base;

●	NEW ERA comprises the ongoing operations of the combined company;

●	NEW ERA’s existing senior management is the senior management of the combined company.

In accordance with the guidance applicable to these circumstances, the equity structure has been restated in all comparable periods up to December 6, 2024, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to NEW ERA’s stockholders in connection with the merger. As such, the shares and corresponding capital amounts and earnings per share related to NEW ERA’s common stock prior to the merger have been retroactively restated as shares reflecting the exchange ratio established in the merger.

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

ROCL common stock outstanding prior to the Business Combination	11,500,000
Less: Redemption of ROCL common stock	(11,162,973)
ROCL common stock	337,027
ROCL founder shares outstanding	2,325,000
ROCL private shares outstanding	461,500
Shares issued to advisors	1,125,000
Business combination shares	4,248,527
NEW ERA shares	8,916,625
Common stock immediately after the Business Combination	13,165,152

The number of NEW ERA shares was determined as follows:

		NEW ERA Shares
		after
	NEW ERA Shares	Conversion Ratio
Common stock	8,623,205	8,916,625

Public and private placement warrants

The 5,750,000 Public Warrants issued at the time of ROCL’s initial public offering and the 230,750 warrants issued in connection with the private placement at the time of ROCL’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company (See Note 12 EQUITY).

Redemption

Prior to the closing of the Business Combination, certain ROCL public stockholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 11,162,973 shares of ROCL common stock for an aggregate payment of $117,044,333.

NOTE 3: RECAPITALIZATION

As discussed in Note 1, “Organization and Basis of Presentation,” on December 6, 2024, the Company completed the Business Combination contemplated by the Business Combination Agreement dated January 3, 2024, by and among ROCL, the Merger Sub, and NEH.

At the Closing, pursuant to the Business Combination Agreement and after giving effect to the redemption of shares of ROCL common stock:

1.	The total consideration paid at the Closing (the “Merger Consideration”) by ROCL to New Era Helium Corp. security holders was 8,916,625 shares of common stock of Holdings.

2.	Each share of Merger Sub common stock, par value $0.0001 per share (“Merger Sub Common Stock”), issued and outstanding immediately prior to the Effective Time (as defined in the Business Combination Agreement) was converted into one newly issued share of the Company’s common stock.

Following the filing of the Articles of Merger with the Secretary of State of the State of Nevada, ROCL merged with and into Holdings, with Holdings as the surviving company of the Initial Merger. Following the filing of the Articles of Merger with the Secretary of State of the State of Nevada, Merger Sub merged with and into with New Era Helium Corp. as the surviving corporation of the Business Combination, effective December 6, 2024. Thus, New Era Helium Corp. became a wholly owned subsidiary of ROCL. In connection with the Business Combination, Holdings changed its name to “New Era Helium Inc.”

Although ROCL was the legal acquirer of NEH in the merger, NEH is deemed to be the accounting acquirer, and the historical financial statements of NEH became the basis for the historical financial statements of the Company upon the closing of the merger. NEH was determined to be the accounting acquirer based on an evaluation of the following facts and circumstances:

●	NEH’s current shareholders have a majority of the voting power in the combined company;

●	NEH’s existing stockholders have the ability to control decisions regarding election and removal of directors and officers of the combined company;

●	NEH is the larger entity in terms of substantive operations and employee base;

●	NEH comprises the ongoing operations of the combined company;

●	NEH’s existing senior management is the senior management of the combined company.

In accordance with the guidance applicable to these circumstances, the equity structure has been restated in all comparable periods up to December 6, 2024, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to NEH’s stockholders in connection with the merger. As such, the shares and corresponding capital amounts and earnings per share related to NEH’s common stock prior to the merger have been retroactively restated as shares reflecting the exchange ratio established in the merger.

The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders’ deficit for the year ended December 31, 2024:

Cash: trust and cash, net of redemptions	$3,826,474
Convertible note	6,225,000
Less: transaction costs paid	(5,113,579)
Net proceeds from the Business Combination	4,937,895
Less: recognition of the ROCL closing balance sheet	(662,009)
Convertible note less transaction costs	(6,225,000)
Transaction costs	(375,000)
Reverse recapitalization, net	$(2,324,114)

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

ROCL common stock outstanding prior to the Business Combination	11,500,000
Less: Redemption of ROCL common stock	(11,162,973)
ROCL common stock	337,027
ROCL founder shares outstanding	2,325,000
ROCL private shares outstanding	461,500
Shares issued to advisors	1,125,000
Business combination shares	4,248,527
NEH shares	8,916,625
Common stock immediately after the Business Combination	13,165,152

The number of NEH shares was determined as follows:

		NEH Shares
		after
	NEH Shares	Conversion Ratio
Common stock	8,623,205	8,916,625

Public and private placement warrants

The 5,750,000 Public Warrants issued at the time of ROCL’s initial public offering and the 230,750 warrants issued in connection with the private placement at the time of ROCL’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company (See Note 12 EQUITY).

Redemption

Prior to the closing of the Business Combination, certain ROCL public stockholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 11,162,973 shares of ROCL common stock for an aggregate payment of $117,044,333.